SHARE-BASED COMPENSATION - Restricted stock units and One-off transaction arrangement for the Chief Executive Officer (Details) $ in Thousands			12 Months Ended
	Oct. 26, 2022 USD ($) shares	Dec. 11, 2020 shares tranche optionGrant	Dec. 31, 2022 USD ($) tranche	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 26, 2022 € / shares	Mar. 31, 2021 shares
Share based compensation [Line Items]
Share-based compensation | $			$ 6,392	$ 9,055	$ 8,405
Average foreign exchange rate	1.0543		1.0543	1.1860	1.1426
Award vesting period			3 years
Restricted stock units
Share based compensation [Line Items]
Number of vesting tranches | tranche			4
Grant date share price (in usd per share) | € / shares						€ 0.97
Granted (in shares)	4,931,000
Share-based compensation | $	$ 5,000		$ 474	$ 0	$ 0
Award vesting period			4 years
Restricted stock units | Tranche One
Share based compensation [Line Items]
Vesting percentage	0.25
Award vesting period	12 months
Restricted stock units | Tranche Two
Share based compensation [Line Items]
Vesting percentage	0.25
Award vesting period	2 years
Restricted stock units | Tranche Three
Share based compensation [Line Items]
Vesting percentage	0.25
Award vesting period	3 years
Restricted stock units | Tranche Four
Share based compensation [Line Items]
Vesting percentage	0.25
Award vesting period	4 years
LTIP
Share based compensation [Line Items]
Share-based compensation | $			$ 3,528	$ 4,793	$ 5,304
Vesting period after grant date			3 years
Minimum retention period of shares awarded under program			5 years
CEO | LTIP
Share based compensation [Line Items]
Number of vesting tranches | tranche		3
Vesting period after grant date		3 years
Number of option grants | optionGrant		3
Number of awards vested (in shares)		8,400,000					1,400,000
Number of annual restricted share grants | optionGrant		3
Estimated amount of grants as a percentage of base salary (in percentage)		30.00%
Number of options converted (in shares)		8,400,000
Number of option conversion grants | optionGrant		1
Number of shares obtained on option conversion (in shares)		4,200,000
Number of equal annual tranches | tranche		3
Minimum retention period of shares awarded under program		5 years	5 years
Number of shares granted on option conversion (in shares)		4,200,000